Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

17.Borrowings

	2024	2023
	US$’000	US$’000
Bank borrowings	655,795	324,902
Lease financing arrangement	129,110	—
Shareholder loan	79,501	—
Trust receipts	73,766	84,263
Interest payable	3,836	3,184
	942,008	412,349
Non-current	711,664	199,917
Current	230,344	212,432
	942,008	412,349

The Group has bank borrowings amounting to $762.6 million at 31 December 2024 (2023: $311.0 million) that are secured by mortgages over certain vessels of the Group (note 8). These bank borrowings are interest bearing at US$ SOFR + margin and they contain covenants stating that at the end of each quarter, the Group shall ensure that its adjusted equity ratio, minimum adjusted equity, and minimum liquidity do not fall below the agreed thresholds (as defined in the respective bank borrowings agreements), otherwise the bank borrowings will be repayable on demand.

At 31 December 2024, the Group complied with the covenants and accordingly, the bank borrowings are classified as non-current at 31 December 2024. If the Group continues with its financial position as at the end of the reporting date, the Group expects to comply with the quarterly covenants within 12 months after the reporting date.

The Group entered into shareholder’s loan with BW Finance Limited amounting to $80.0 million at 31 December 2024, which forms part of the financing for the purchase of 12 vessels. These borrowings are interest bearing at US$ SOFR + margin, and repayable on demand.